Intangible Assets - Summary of Changes in Company's Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	$ 665.1	$ 741.3
Additions	28.2	37.4
Depreciation	(39.2)	(40.8)
Impairment	(14.7)	(70.5)
Discontinued operations	(36.9)
Effect of foreign currency exchange rate changes	1.3	(2.3)
Carrying amount, Ending balance	603.8	665.1
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	252.3	252.3
Additions	0.0	0.0
Depreciation	0.0	0.0
Impairment	0.0	0.0
Discontinued operations	0.0
Effect of foreign currency exchange rate changes	0.0	0.0
Carrying amount, Ending balance	252.3	252.3
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	164.6	216.3
Additions	0.0	0.0
Depreciation	0.0	0.0
Impairment	(8.9)	(50.9)
Discontinued operations	(18.6)
Effect of foreign currency exchange rate changes	1.1	0.8
Carrying amount, Ending balance	138.2	164.6
Software and licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	173.6	164.9
Additions	28.2	37.4
Depreciation	(31.8)	(28.4)
Impairment	(2.0)	(0.3)
Discontinued operations	0.0
Effect of foreign currency exchange rate changes	1.7	0.0
Carrying amount, Ending balance	169.7	173.6
Patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	40.2	45.0
Additions	0.0	0.0
Depreciation	(4.4)	(4.3)
Impairment	0.0	0.0
Discontinued operations	0.0
Effect of foreign currency exchange rate changes	(2.2)	(0.5)
Carrying amount, Ending balance	33.6	40.2
Dealer network [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	23.0	50.2
Additions	0.0	0.0
Depreciation	(1.7)	(6.8)
Impairment	(3.8)	(19.3)
Discontinued operations	(18.3)
Effect of foreign currency exchange rate changes	0.8	(1.1)
Carrying amount, Ending balance	0.0	23.0
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, Beginning balance	11.4	12.6
Additions	0.0	0.0
Depreciation	(1.3)	(1.3)
Impairment	0.0	0.0
Discontinued operations	0.0
Effect of foreign currency exchange rate changes	(0.1)	0.1
Carrying amount, Ending balance	$ 10.0	$ 11.4